Changes in the Group structure	12 Months Ended
Dec. 31, 2018
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

In 2018, the main changes in the Group structure were as follows:

➢	Exploration & Production
•	On January 15, 2018, as part of the Strategic Alliance signed in March 2017, TOTAL announced the conclusion of transfer agreements from Petrobras to TOTAL:
o	35% of the rights, as well as the role of operator in the Lapa field,
o	22.5% of the rights of the Iara area.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On March 1, 2018, TOTAL finalized the acquisition of Marathon Oil Libya Limited which holds a 16.33% stake in the Waha Concessions in Libya.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•

On March 8, 2018, TOTAL announced the closing of the Maersk Oil acquisition signed on August 21, 2017. The integration of Maersk Oil, which holds a portfolio of high quality assets, largely complementary to those held by TOTAL, and mainly located in OECD countries, allows the Group to become the second largest operator in the North Sea.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On March 15, 2018, TOTAL finalized the sale to Statoil of all of its interests in the Martin Linge field (51%) and the discovery of Garantiana (40%) on the Norwegian Continental Shelf.
•	On March 18, 2018, TOTAL was granted participating interests in two Offshore Concessions on Umm Shaif & Nasr (20%) and Lower Zakum (5%) in Abu Dhabi.
•	On April 11, 2018, TOTAL acquired several assets located in the Gulf of Mexico as part of the Cobalt International Energy company’s bankruptcy auction sale.
➢	Marketing & Services
•	In January, 2018, the sale of the joint venture TotalErg (Erg 51%, TOTAL 49%) to the Italian company API was finalized.
•

On November 22, 2018, TOTAL has entered into an agreement with Brazilian company Grupo Zema to acquire its fuel distribution company Zema Petróleo, its reseller and retailer arm Zema Diesel as well as its importation company Zema Importacao.

➢	Gas, Renewables & Power
•	On July 6, 2018, TOTAL acquired 73.04% of the share capital of Direct Energie. Subsequent to a public tender offer launched in July 2018, TOTAL owns 100% of Direct Energie shares.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On July 13, 2018, TOTAL acquired Engie’s portfolio of upstream liquefied natural gas (LNG) assets.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On September 26, 2018, TOTAL finalized the acquisition of two gas-fired combined cycle power plants (CCGT) in the North and East of France to KKR-Energas.

2.2) Major business combinations

Accounting policies

In accordance with IFRS 3 “Business combinations”, TOTAL is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Exploration & Production
•	Transfer of rights in the Lapa and Iara concessions in Brazil

In January 2018 Petrobras transferred to TOTAL 35% of the rights of the Lapa field which was put in production in December 2016, with a 100,000 barrel per day capacity Floating Production, Storage and Offloading vessel (FPSO).

Petrobras also transferred to TOTAL 22.5% of the rights of the Iara area in which production tests were performed in 2018.

The acquisition cost amounts to $1,950 million.

In the balance sheet as of December 31, 2018, the fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $1,950 million.

The purchase price allocation is shown below:

(M$)	At the acquisition date
Intangible assets	1,054
Tangible assets	1,509
Other assets and liabilities	(126)
Net debt	(487)
Fair value of consideration transferred	1,950

•	Marathon Oil Libya Limited

On March 1, 2018, TOTAL finalized the acquisition of Marathon Oil Libya Limited which holds a 16.33% stake in the Waha Concessions in Libya. The acquisition cost amounts to $451 million.

In the balance sheet as of December 31, 2018, the fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $451 million.

The purchase price allocation is shown below:

(M$)	At the acquisition date
Intangible assets	485
Tangible assets	11
Other assets and liabilities	(69)
Net debt	24
Fair value of consideration transferred	451

•	Maersk Oil

On March 8, 2018, TOTAL finalized the acquisition of Maersk Oil, following the signature of the « Share Transfer Agreement » on August 21, 2017.

The Group acquired all the voting rights of Maersk Olie og Gas A/S (Maersk Oil), a wholly owned subsidiary of A.P. Møller – Mærsk A/S (Maersk), for a purchase consideration of $5,741 million. This includes the fair value ($5,585 million) of 97,522,593 shares issued in exchange for all Maersk Oil shares, calculated using the market price of the company’s shares of 46.11 euros on the Euronext Paris Stock Exchange at its opening of business on March 8, 2018, and the amount of price adjustments ($156 million) paid on closing.

In the balance sheet as of December 31, 2018, the fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $3,099 million.

The Group recognized a $2,642 million goodwill. It reflects the value of expected synergies. This goodwill was allocated to the Exploration & Production segment.

The purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	2,642
Intangible assets	4,166
Tangible assets	3,983
Other assets and liabilities	(3,126)
Including provision for site restitution	(2,003)
Including deferred tax	(657)
Net debt	(1,924)
Fair value of consideration transferred	5,741

➢	Gas, Renewables & Power
•	Direct Energie

On July 6, 2018, TOTAL acquired a 73.04% majority stake of the share capital of Direct Energie.

Upon completion of the public tender offer launched in July 2018, the Group holds 100% of its share capital. The acquisition cost of this interest totals €1,956 million ($2,297 million).

The acquisition was carried out in two steps:

-

In the first step TOTAL obtained control over Direct Energie by the acquisition of 73.04% of its shares for an amount of €1,399 million ($1,640 million) and recorded a preliminary partial goodwill for an amount of €1,093 million ($1,282 million). This goodwill reflects the value created for TOTAL by the size increase in the gas and power value chain and its associated synergies. Being provisional this goodwill has not yet been allocated to a Cash-Generated Unit (CGU).

-	In the second step TOTAL completed a transaction with the minority shareholders for an amount of €557 million.

The purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	1,282
Intangible assets	287
Tangible assets	1,259
Other assets and liabilities	(14)
Net debt	(1,042)
Net assets attributable to non-controlling interests	(132)
Fair value of consideration transferred	1,640

•	Engie’s Upstream LNG Business
-

On July 13, 2018, the Group acquired 100% shares of Global LNG, a company which holds Engie’s portfolio of upstream liquefied natural gas (LNG) assets for a purchase price of $1,269 million, plus an additional purchase price of $550 million estimated at the acquisition date. TOTAL recorded a preliminary goodwill for an amount of $2,791 million. It reflects the value created for TOTAL of the size change and acquired flexibility in the GNL growing market. Being provisional this goodwill has not yet been allocated to a Cash-Generated Unit (CGU).

The purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	2,791
Intangible assets	7
Tangible assets	163
Other assets and liabilities	(1,007)
Net debt	(135)
Fair value of consideration transferred	1,819

2.3) Divestment projects

Accounting policies

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

➢	Exploration & Production
•

On December 13, 2018, TOTAL announced the signing of an agreement to divest a 4% interest in the Ichthys liquefied natural gas (LNG) project in Australia to operating partner INPEX for an overall consideration of $1.6 billion. The transaction, which is subject to Australian regulatory approvals, will reduce Total’s interest in the asset to 26%. At December 31, 2018, the assets and liabilities have been respectively classified in the consolidated balance sheet in “assets classified as held for sale” for an amount of $1,077 million and “liabilities directly associated with the assets classified as held for sale” for an amount of $41 million. The assets concerned mainly include tangible assets.